Deferred tax assets (DTA) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense and Accounting Profit Multiplied By Tax Rate (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Effective Tax Expense Income Reconciliation And Components Of Income Tax Expenses Income [Abstract]
Accounting profit before income tax	₨ (5,128)	₨ (623)	₨ 4,935
Tax at the India's tax rate of 31.2% applicable to the Parent (31 March 2020: 31.2%, 31 March 2019: 31.2%)	(1,600)	(194)	1,540
Disallowance under section 94B of the Income Tax Act	1,333	1,328	1,131
Compensation for loss of revenue			(65)
Interest on compound financial instrument	1,091	634	30
Tax rate differences	15	(96)	(308)
Changes in estimates on reasonable certainty for recoverability of tax losses	2,305	(1,426)	330
Change in estimates for recoverability of unused tax credits (MAT)	82	316
Adjustment of tax relating to earlier periods	174	291	(64)
On account of adoption of new tax ordinance
- Mat credit written off	48	938
- Recognition / reversal of deferred tax asset / deferred tax liability	(7)	83
Effect of tax holidays and other tax exemptions	(879)	271	(662)
Deferred tax asset written off on sale of subsidiary (refer note 39)	306
Reinstatement loss on loan having income taxable under income from other sources		74
Other non-deductible expenses	36	(61)	(131)
Current tax expense reported in the statement of profit or loss	785	486	1,186
Deferred tax expense reported in the statement of profit or loss	2,091	1,714	634
Adjustment of current tax relating to earlier years	28	(42)	(19)
Tax expense (income)	₨ 2,904	₨ 2,158	₨ 1,801